Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Variable Portfolio - Goldman Sachs Commodity Strategy Fund))	0 Months Ended
	Oct. 05, 2012
Class 1 Shares
Operating Expenses:
Management fees	0.63%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.72%
Class 2 Shares
Operating Expenses:
Management fees	0.63%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.97%

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.